CAPITAL AND RESERVES - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CAPITAL AND RESERVES
Total share option compensation expense	$ 3,502	$ 3,733
Share-based compensation	3,502	2,367
Share-based compensation - capitalized	$ 0	$ 1,366